SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Category	Estimated useful life
Store operating equipment	5 years
Office equipment and others	3-5 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Mechanical equipment	10 years
Office buildings	40-50 years

Schedule of revision of previously issued consolidated financial statements

	For the six months ended June 30, 2021
	(Unaudited)
	As previously
	reported	Adjustment	As revised

	(Amounts in thousands of RMB)
Foreign exchange gain/(loss), net	109,056	(107,725)	1,331
Net loss	(211,439)	(107,725)	(319,164)
Foreign currency translation difference, net of tax of nil	(64,862)	107,725	42,863
Total comprehensive loss	(276,301)	—	(276,301)
Net loss per share - basic	(0.10)	(0.05)	(0.15)
Net loss per share - diluted	(0.10)	(0.05)	(0.15)

	For the nine months ended September 30, 2021 (Unaudited)
	As previously
	reported	Adjustment	As revised

	(Amounts in thousands of RMB)
Foreign exchange gain/(loss), net	111,062	(107,725)	3,337
Net loss	(234,948)	(107,725)	(342,673)
Foreign currency translation difference, net of tax of nil	(57,026)	107,725	50,699
Total comprehensive loss	(291,974)	—	(291,974)
Net loss per share - basic	(0.12)	(0.05)	(0.17)
Net loss per share - diluted	(0.12)	(0.05)	(0.17)

	For the year ended December 31, 2021
	As previously
	reported	Adjustment	As revised

	(Amounts in thousands of RMB)
Foreign exchange gain/(loss), net	120,166	(107,725)	12,441
Net (loss)/income	686,378	(107,725)	578,653
Foreign currency translation difference, net of tax of nil	(4,923)	107,725	102,802
Total comprehensive income	681,455	—	681,455
Net (loss)/income per share - basic	0.34	(0.05)	0.29
Net (loss)/income per share - diluted	0.32	(0.05)	0.27

	As of June 30, 2021
	(Unaudited)
	As previously
	reported	Adjustment	As revised

	(Amounts in thousands of RMB)
Accumulated deficits	(12,664,429)	(107,725)	(12,772,154)
Accumulated other comprehensive income	299,192	107,725	406,917
Total Company’s ordinary shareholders’ equity	2,505,582	—	2,505,582

	As of September 30, 2021
	(Unaudited)
	As previously
	reported	Adjustment	As revised

	(Amounts in thousands of RMB)
Accumulated deficits	(12,687,938)	(107,725)	(12,795,663)
Accumulated other comprehensive income	307,028	107,725	414,753
Total Company’s ordinary shareholders’ equity	2,568,027	—	2,568,027

	As of December 31, 2021
	As previously
	reported	Adjustment	As revised

	(Amounts in thousands of RMB)
Accumulated deficits	(11,768,626)	(107,725)	(11,876,351)
Accumulated other comprehensive income	359,131	107,725	466,856
Total Company’s ordinary shareholders’ equity	3,631,137	—	3,631,137

	As of March 31, 2022
	(Unaudited)
	As previously
	reported	Adjustment	As revised

	(Amounts in thousands of RMB)
Accumulated deficits	(11,748,791)	(107,725)	(11,856,516)
Accumulated other comprehensive income	355,258	107,725	462,983
Total Company’s ordinary shareholders’ equity	4,324,593	—	4,324,593

	As of June 30, 2022
	(Unaudited)
	As previously
	reported	Adjustment	As revised

	(Amounts in thousands of RMB)
Accumulated deficits	(11,863,498)	(107,725)	(11,971,223)
Accumulated other comprehensive income	306,161	107,725	413,886
Total Company’s ordinary shareholders’ equity	4,261,790	—	4,261,790